Capital and premiums - Capital movements (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) item € / shares shares	Dec. 31, 2023 EUR (€) $ / shares € / shares shares	Dec. 31, 2022 EUR (€) item € / shares shares	Dec. 31, 2021 EUR (€) item € / shares shares
Capital and premiums
Balance (shares) | shares	238,297,642
May 11, 2023 private placement | shares	103,717,811
July 18, 2023 private placement | shares	50,500,000
Share capital increase (in shares) | shares	210,733,955		102,343,985	1,867,304
Bond conversions (in shares) | shares	350,334,130
Definitive acquisition of bonus shares | shares	1,578,960
Balance (shares) | shares	1,040,482,402		238,297,642
Opening balance	€ 47,660,000		€ 27,191,000
May 11, 2023 private placement	1,037,000
July 18, 2023 private placement	505,000
Exercise of warrants				€ 742,000
Share capital increase	5,541,000			20,205,000
Share Capital Increase	421,000
Bond conversions	7,843,000		10,840,000	10,940,000
Conversion Of Convertible Bonds	16,772,000
Definitive acquisition of bonus shares	16,000
Total impact of nominal reduction	65,163,000
Closing balance	2,080,964.81		47,660,000	27,191,000
Share capital	€ 2,080,964.81	€ 2,080,964.81	€ 47,660,000	€ 27,191,000
Par value per share | € / shares	€ 0.002	€ 0.002
Convertible notes to NEGMA
Capital and premiums
Bond conversions (in shares) | shares			93,189,046	16,379,256
Bond conversions			€ 18,638,000	€ 3,276,000
Par value per share | € / shares			€ 0.20	€ 0.20
Bonds converted to new shares | item			396	376
Share premium			€ 7,798,000	€ 7,664,000
Convertible notes to Atlas
Capital and premiums
Bond conversions (in shares) | shares	350,334,130
Exercise of warrants	€ 16,772,000
Bonds converted to new shares | item	250
Share premium	€ 10,522,000	€ 10,522,000
Registered direct offering on the Nasdaq Capital Market
Capital and premiums
Share capital increase (in shares) | shares	50,500,000
Number of units issued | shares	1,333,334
Par value per share | € / shares	€ 0.01	€ 0.01
Registered direct offering on the Nasdaq Capital Market | ADS
Capital and premiums
Number of Shares in an Unit | item	1
Purchase price per unit | $ / shares		€ 2.85
Number of ordinary shares represented for one ADS | shares	100	100
Preferential subscription rights (DPS)
Capital and premiums
Proceeds from offering	€ 1,960,000
Net proceeds	€ 1,538,000
Number of warrants exercised | shares	210,733,954
Share premium	€ 421,000	€ 421,000
Capital
Capital and premiums
Exercise of warrants				373,000
Share capital increase	1,963,000		20,469,000	3,390,000
Bond conversions	16,772,000		18,638,000	3,276,000
Total impact of nominal reduction	65,163,000
Capital | Registered direct offering on the Nasdaq Capital Market
Capital and premiums
Share capital increase	505,000
Additional paid-in capital
Capital and premiums
Exercise of warrants				369,000
Share capital increase	3,577,000			16,814,000
Bond conversions	(8,929,000)		(7,798,000)	7,664,000
Share premium			€ (9,621,000)	€ 369,000
Additional paid-in capital | Registered direct offering on the Nasdaq Capital Market
Capital and premiums
Share capital increase	€ 773,000
Pre-Funded Warrants
Capital and premiums
Exercise of warrants | shares	82,833,400
Exercise of warrants	€ 828,000
Pre-Funded Warrants | Registered direct offering on the Nasdaq Capital Market
Capital and premiums
Exercise of warrants	€ 828,000
Number of Warrants in an Unit | item	1
Purchase price per unit | $ / shares		€ 2.84
Number of warrants exercised | shares	82,833,400
Pre-Funded Warrants | Registered direct offering on the Nasdaq Capital Market | ADS
Capital and premiums
Number of shares issuable per each warrant | shares	1	1
Ordinary Warrant
Capital and premiums
Exercise of warrants | shares	2,486,504
Share capital increase (in shares) | shares	2,486,504
Exercise of warrants	€ 5,000
Share premium	€ 26,000	€ 26,000
Ordinary Warrant | Registered direct offering on the Nasdaq Capital Market
Capital and premiums
Number of Warrants in an Unit | item	1
Ordinary Warrant | Registered direct offering on the Nasdaq Capital Market | ADS
Capital and premiums
Number of shares issuable per each warrant | shares	1	1